Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Analysis of Finance Income	Finance income is analysed as follows:

	2019	2018	2017
Interest income from financial institutions	121	191	325
Other interest income	279	188	927

Total	400	379	1,252

Summary of Analysis of Finance Costs
Finance costs are analysed as follows:

	2019	2018	2017
Interest expenses due to financial institutions	2,864	3,298	3,140
Interests expenses from lease liabilities	2,635	—	—
Other interest expenses	431	498	1,499
Financial institution commissions	1,998	1,784	1,650

Total	7,928	5,580	6,289